                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5522

                         RIVERSOURCE SECTOR SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 6/30

Date of reporting period: 3/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE DIVIDEND OPPORTUNITY FUND

                                AT MARCH 31, 2008



MARCH 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (97.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.0%)
Honeywell Intl                                          291,299(g)        $16,435,090
-------------------------------------------------------------------------------------


AUTOMOBILES (0.8%)
Ford Motor                                            1,289,725(b)          7,377,227
General Motors                                          295,947             5,637,790
                                                                      ---------------
Total                                                                      13,015,017
-------------------------------------------------------------------------------------


BEVERAGES (2.4%)
Coca-Cola                                               337,106            20,519,642
Diageo ADR                                              249,719(c)         20,307,149
                                                                      ---------------
Total                                                                      40,826,791
-------------------------------------------------------------------------------------


CHEMICALS (5.0%)
Air Products & Chemicals                                120,028            11,042,576
Dow Chemical                                            533,445(g)         19,657,448
Eastman Chemical                                        154,725             9,662,576
EI du Pont de Nemours & Co                              864,340            40,416,539
Olin                                                    245,638             4,853,807
                                                                      ---------------
Total                                                                      85,632,946
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (7.2%)
Comerica                                                 83,004             2,911,780
HSBC Holdings                                           685,220(c)         11,285,707
KeyCorp                                                 138,808             3,046,836
Lloyds TSB Group                                        759,380(c)          6,783,136
Natl Australia Bank                                     764,003(c)         21,131,243
PNC Financial Services Group                             69,459             4,554,427
Regions Financial                                       553,217            10,926,036
Royal Bank of Scotland Group                            900,569(c)          6,031,717
US Bancorp                                            1,102,268            35,669,391
Wachovia                                                502,741            13,574,007
Wells Fargo & Co                                        284,817             8,288,175
                                                                      ---------------
Total                                                                     124,202,455
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.1%)
Deluxe                                                  358,601             6,888,725
Pitney Bowes                                            352,499            12,344,516
RR Donnelley & Sons                                     394,839            11,967,570
Waste Management                                        157,983             5,301,909
                                                                      ---------------
Total                                                                      36,502,720
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.8%)
Packaging Corp of America                               594,973            13,285,747
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.4%)
Genuine Parts                                           168,088             6,760,499
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (6.5%)
Bank of America                                       1,315,263            49,861,621
Citigroup                                             1,403,698            30,067,211
JPMorgan Chase & Co                                     650,436            27,936,226
KKR Financial Holdings LLC                              326,144             4,128,983
                                                                      ---------------
Total                                                                     111,994,041
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (11.3%)
AT&T                                                  1,654,542            63,368,959
BT Group                                              3,991,269(c)         17,227,164
Citizens Communications                               1,166,140            12,232,809
Deutsche Telekom ADR                                    764,056(c)         12,668,048
Embarq                                                  422,922            16,959,172
Telefonos de Mexico ADR Series L                        482,884(c)         18,156,438
Telstra                                               2,687,800(c)         10,836,915
Verizon Communications                                1,020,290            37,189,571
Windstream                                              526,195             6,288,030
                                                                      ---------------
Total                                                                     194,927,106
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (2.7%)
American Electric Power                                 195,620             8,143,661
Duke Energy                                             721,640            12,881,273
Pinnacle West Capital                                   219,698             7,707,006
Progress Energy                                         175,724             7,327,691
Southern                                                210,661             7,501,638
UIL Holdings                                            104,020             3,134,123
                                                                      ---------------
Total                                                                      46,695,392
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.6%)
Hubbell Cl B                                            248,114            10,840,101
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.9%)
Halliburton                                             404,223            15,898,091
Schlumberger                                            123,739            10,765,293
Transocean                                              173,595(b)         23,470,044
                                                                      ---------------
Total                                                                      50,133,428
-------------------------------------------------------------------------------------


FOOD PRODUCTS (2.6%)
B&G Foods Cl A                                          554,919             6,104,109
ConAgra Foods                                           431,226            10,327,863
Kraft Foods Cl A                                        456,691            14,161,988
Reddy Ice Holdings                                      709,193             9,240,785
Sara Lee                                                388,379             5,429,538
                                                                      ---------------
Total                                                                      45,264,283
-------------------------------------------------------------------------------------


GAS UTILITIES (0.8%)
Nicor                                                   388,478            13,017,898
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.2%)
Health Management Associates Cl A                       571,610(b)          3,023,817
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.8%)
Newell Rubbermaid                                       234,984             5,374,084
Tupperware Brands                                       669,064            25,879,396
                                                                      ---------------
Total                                                                      31,253,480
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (2.6%)
General Electric                                      1,053,266(g)         38,981,375
Tomkins                                               1,417,186(c)          5,031,523
                                                                      ---------------
Total                                                                      44,012,898
-------------------------------------------------------------------------------------


INSURANCE (2.1%)
Lincoln Natl                                            107,549             5,592,548
Marsh & McLennan Companies                              126,739             3,086,095
Montpelier Re Holdings                                  558,748(c)          8,967,905
Unitrin                                                  87,109             3,078,432
XL Capital Cl A                                         492,795(c)         14,562,092
                                                                      ---------------
Total                                                                      35,287,072
-------------------------------------------------------------------------------------


MACHINERY (0.7%)
Harsco                                                  222,114            12,300,673
-------------------------------------------------------------------------------------


MARINE (0.1%)
Aries Maritime Transport                                430,889(c)          2,477,612
-------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource Dividend Opportunity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


MEDIA (2.7%)
CBS Cl B                                                245,909            $5,429,671
Cinemark Holdings                                       184,788(e,g)        2,363,439
GateHouse Media                                         341,029(e)          1,991,609
Idearc                                                  119,592               435,315
Natl CineMedia                                          667,804            15,012,234
Regal Entertainment Group Cl A                        1,065,340(e)         20,550,408
RH Donnelley                                             83,832(b,e)          424,190
                                                                      ---------------
Total                                                                      46,206,866
-------------------------------------------------------------------------------------


METALS & MINING (2.3%)
Compass Minerals Intl                                   361,490            21,320,680
Rio Tinto ADR                                            25,425(c)         10,471,032
Southern Copper                                          81,337(e)          8,445,221
                                                                      ---------------
Total                                                                      40,236,933
-------------------------------------------------------------------------------------


MULTI-UTILITIES (4.6%)
Ameren                                                   97,171(e)          4,279,411
CH Energy Group                                          79,934             3,109,433
Consolidated Edison                                     266,580(e)         10,583,225
Dominion Resources                                      225,121             9,193,942
DTE Energy                                              183,825             7,148,954
Energy East                                             342,116             8,251,838
Natl Grid                                             1,376,941(c)         19,023,741
NiSource                                                290,362             5,005,841
NSTAR                                                   126,095             3,837,071
Public Service Enterprise Group                         225,946             9,080,770
                                                                      ---------------
Total                                                                      79,514,226
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (12.5%)
Arlington Tankers                                       128,754(c)          2,703,834
BP ADR                                                  807,388(c)         48,968,082
Chevron                                                 796,387            67,979,595
Enbridge                                                741,990(c)         30,540,308
Enbridge Energy Management LLC                                1(b)                 25
Eni                                                     507,522(c)         17,275,135
Kinder Morgan Management LLC                                  1(b)                 51
Royal Dutch Shell ADR                                   317,995(c)         21,935,295
Ship Finance Intl                                       179,283(c,e)        4,711,557
Spectra Energy                                          360,818             8,208,610
TransCanada                                             259,597(c,e)       10,002,272
                                                                      ---------------
Total                                                                     212,324,764
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (1.2%)
Intl Paper                                              193,480             5,262,656
MeadWestvaco                                            351,944             9,579,916
Stora Enso Series R                                     506,134(c,e)        5,852,724
                                                                      ---------------
Total                                                                      20,695,296
-------------------------------------------------------------------------------------


PHARMACEUTICALS (7.5%)
Biovail                                                 620,265(c)          6,605,822
Bristol-Myers Squibb                                    795,274(g)         16,939,336
Eli Lilly & Co                                           90,579             4,672,971
Johnson & Johnson                                       290,687            18,856,866
Merck & Co                                              756,758            28,718,966
Pfizer                                                2,211,910            46,295,277
Schering-Plough                                          56,137               808,934
Wyeth                                                   158,311             6,611,067
                                                                      ---------------
Total                                                                     129,509,239
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Intel                                                   440,139             9,322,144
Microchip Technology                                    498,587            16,318,753
Taiwan Semiconductor Mfg ADR                          1,544,275(c)         15,859,704
                                                                      ---------------
Total                                                                      41,500,601
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.6%)
Capitol Federal Financial                               132,922(e)          4,981,917
Fannie Mae                                              202,952             5,341,696
                                                                      ---------------
Total                                                                      10,323,613
-------------------------------------------------------------------------------------


TOBACCO (7.8%)
Altria Group                                            588,257            13,059,305
Loews-Carolina Group                                    723,997(d)         52,525,983
Philip Morris Intl                                      588,257(b)         29,754,039
Reynolds American                                       667,101(e)         39,378,972
                                                                      ---------------
Total                                                                     134,718,299
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.7%)
Babcock & Brown Air ADR                                 764,865(c)         12,429,056
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Vodafone Group ADR                                      266,468(c)          7,863,471
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,637,205,432)                                                 $1,673,211,430
-------------------------------------------------------------------------------------



PREFERRED STOCKS & OTHER (0.4%)
ISSUER                                                 SHARES                VALUE(a)
Schering-Plough 6.00% Cv                                 20,400            $3,130,380
XL Capital 7.00% Cv                                     255,800(c)          3,143,782
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS & OTHER
(Cost: $11,514,662)                                                        $6,274,162
-------------------------------------------------------------------------------------



MONEY MARKET FUND (5.8%)(f)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                    100,484,212(h)       $100,484,212
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $100,484,212)                                                     $100,484,212
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,749,204,306)(i)                                              $1,779,969,804
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2008, the value of foreign securities represented 21.7% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)  At March 31, 2008, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.9% of net assets. The Fund's cash equivalent position is 1.9% of net assets.

(g) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                              CONTRACTS
---------------------------------------------------------------------------------------
PURCHASE CONTRACTS
S&P 500 Index, June 2008                                                          60


(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.


--------------------------------------------------------------------------------
2 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

RiverSource Dividend Opportunity Fund

(i) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $1,749,204,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $234,245,000
Unrealized depreciation                                                      (203,479,000)

-----------------------------------------------------------------------------------------
Net unrealized appreciation                                                   $30,766,000
-----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

                            PORTFOLIO OF INVESTMENTS


                                       FOR


                          RIVERSOURCE REAL ESTATE FUND


                                AT MARCH 31, 2008


MARCH 31, 2008 (UNAUDITED)


(Percentages represent value of investments compared to net assets)





INVESTMENTS IN SECURITIES





COMMON STOCKS (97.4%)
ISSUER                                                 SHARES                VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (96.0%)
Acadia Realty Trust                                     71,715             $1,731,917
Alexandria Real Estate Equities                         55,151              5,113,601
AMB Property                                            89,551              4,873,365
AvalonBay Communities                                   53,768              5,189,687
Boardwalk Real Estate Investment Trust                  65,787(c)           2,435,606
Boston Properties                                      105,436              9,707,493
Brookfield Properties                                  248,799              4,804,309
Camden Property Trust                                   52,991              2,660,148
Corporate Office Properties Trust                       26,418                887,909
DiamondRock Hospitality                                162,336              2,056,797
Douglas Emmett                                         136,030              3,000,822
EastGroup Properties                                    15,757                732,070
Equity Lifestyle Properties                             29,831              1,472,756
Equity One                                              29,808                714,498
Equity Residential                                     197,943              8,212,655
Essex Property Trust                                    32,628              3,718,939
Federal Realty Investment Trust                         65,801              5,129,188
General Growth Properties                              162,473              6,201,594
HCP                                                    161,148              5,448,414
Hersha Hospitality Trust                                59,898                540,879
Highwoods Properties                                   127,634              3,965,588
Home Properties                                         64,340              3,087,677
Host Hotels & Resorts                                  367,431              5,849,502
Kilroy Realty                                           32,806              1,611,103
Kimco Realty                                           166,770              6,532,381
LaSalle Hotel Properties                                29,115                836,474
Liberty Property Trust                                  68,078              2,117,907
Macerich                                                70,224              4,934,640
Medical Properties Trust                               176,421              1,997,086
Mid-America Apartment Communities                       57,988              2,890,122
Nationwide Health Properties                            26,829                905,479
ProLogis                                               194,778             11,464,633
Public Storage                                          87,798              7,780,659
Regency Centers                                         66,669              4,317,484
Senior Housing Properties Trust                        165,411              3,920,241
Simon Property Group                                   196,467             18,253,748
SL Green Realty                                         31,144              2,537,302
Sunstone Hotel Investors                                60,760                972,768
Taubman Centers                                         51,780              2,697,738
Ventas                                                  84,218              3,782,230
Vornado Realty Trust                                   111,293              9,594,570
                                                                      ---------------
Total                                                                     174,681,979
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (1.4%)
Forest City Enterprises Cl A                            45,690              1,681,392
St. Joe                                                 19,974                857,484
                                                                      ---------------
Total                                                                       2,538,876
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $183,708,786)                                                     $177,220,855
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     4,093,910(b)          $4,093,910
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,093,910)                                                         $4,093,910
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $187,802,696)(d)                                                  $181,314,765
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2007.

(b) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2008, the value of foreign securities represented 1.3% of net assets.

(d) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $187,803,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $11,653,000
Unrealized depreciation                                                     (18,141,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(6,488,000)
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
1  RIVERSOURCE REAL ESTATE FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Sector Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date May 30, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date May 30, 2008